UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yuichi Nomoto
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:        February 29, 2020

Date of reporting period:     March 1, 2019 – May 31, 2019

Item 1.  Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
May 31, 2019
(Unaudited)

		Fair
	Shares	Value

JAPANESE EQUITY SECURITIES
Banks
Fukuoka Financial Group, Inc.	58,200	$996,735
General banking services
The Akita Bank, Ltd.	163,100	3,169,992
General banking services
The Bank of Okinawa, Ltd.	61,400	1,943,735
General banking services
The Keiyo Bank, Ltd.	330,900	1,903,212
General banking services
The Musashino Bank, Ltd.	89,100	1,667,781
General banking services
The Taiko Bank, Ltd.	113,400	1,643,630
General banking services
The Yamanashi Chuo Bank, Ltd.	122,400	1,361,815
General banking services
Total Banks (4.6%)		12,686,900

Chemicals
Adeka Corporation	258,800	3,617,698
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	49,500	2,915,382
Plating chemicals
Fujikura Kasei Co., Ltd.	1,029,600	5,296,521
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	565,600	4,205,630
High-pressured gases and chemicals
Sakata Inx Corporation	854,300	7,500,135
Manufactures printing ink
Sekisui Jushi Corporation	271,700	5,098,204
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	129,100	1,197,559
Manufactures chemical products
Shin-Etsu Polymer Co., Ltd.	98,700	673,047
Manufactures electronic devices, precision moldings, dwelling environment and living materials
Tenma Corporation	204,300	3,355,961
Manufactures synthetic resin products
T&K Toka Co., Ltd.	278,900	2,366,409
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	252,500	2,974,279
Manufactures metalworking fluids
Total Chemicals (14.3%)		39,200,825

Construction
Toenec Corporation	243,900	6,693,138
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	148,200	4,075,108
Operates construction-related businesses
Yondenko Corporation	65,500	1,581,066
Construction of electrical distribution systems
Yurtec Corporation	225,600	1,494,796
Engineering company
Total Construction (5.0%)		13,844,108

Electric Appliances
Aoi Electronics Co., Ltd.	10,100	177,713
Manufactures electronic components
Enplas Corporation	2,900	80,863
Manufactures engineering plastics and composite materials
Koito Manufacturing Co., Ltd.	32,100	1,488,833
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	95,200	3,180,196
Manufactures small motors
Maxell Holdings, Ltd.	67,700	1,127,035
Manufactures media devices, batteries and electrical appliances
Nichicon Corporation	192,800	1,415,860
Manufactures capacitors and transformers
Shindengen Electric Manufacturing Co., Ltd.	4,500	142,870
Manufactures semiconductor products, electrical components, and power supplies
Shinko Electric Industries Co., Ltd.	37,300	299,320
Manufactures semiconductor packages
Total Electric Appliances (2.9%)		7,912,690

Financing Business
Hitachi Capital Corporation	152,500	3,226,407
General financial services
Ricoh Leasing Company, Ltd.	117,500	3,616,965
Leasing and financial services
Tokai Tokyo Financial Holdings, Inc.	179,800	552,645
Investment and financial services
Total Financing Business (2.7%)		7,396,017

Food
Nichirei Corporation	95,500	2,332,462
Produces frozen foods and provides cold storage warehousing
Total Food (0.8%)		2,332,462

Information and Communication
NS Solutions Corporation	31,600	984,365
System consulting services and software development
OBIC Co., Ltd.	9,700	1,172,052
Computer system integration
Okinawa Cellular Telephone Company	246,100	7,700,179
Telecommunications
Otsuka Corporation	22,500	872,751
Computer information system developer
Total Information and Communication (3.9%)		10,729,347

Iron and Steel
Chubu Steel Plate Co., Ltd.	229,100	1,294,505
Manufactures steel-related products
Mory Industries Inc.	42,500	707,910
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,833,600	5,365,893
Manufactures steel-related products
Osaka Steel Co., Ltd.	487,400	7,638,542
Manufactures steel-related products
Total Iron and Steel (5.5%)		15,006,850

Machinery
Hisaka Works, Ltd.	122,100	1,013,520
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	36,600	1,136,751
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	127,900	1,264,111
Manufactures mechanical seals
Nitto Kohki Co., Ltd.	177,500	3,399,232
Manufactures machine tools and motor pumps
Oiles Corporation	313,880	4,234,556
Manufactures bearing equipment
Shibuya Corporation	10,700	284,178
Packing plant business
Star Micronics Co., Ltd.	13,400	163,269
Manufactures machinery, electronic components, and precision parts
Toshiba Machine Co., Ltd.	45,200	949,631
Manufactures industrial machinery and equipment
Yamashin-Filter Corporation	58,200	283,863
Manufactures filters
Total Machinery (4.6%)		12,729,111

Metal Products
Dainichi Co., Ltd.	215,100	1,233,215
Manufactures oil heating equipment
Neturen Co., Ltd.	498,500	3,757,157
Manufactures steel bars and induction heating equipment
Piolax, Inc.	149,600	2,460,178
Manufactures automobile-related products
Rinnai Corporation	58,900	3,859,274
Manufactures heating appliances and components
Shinpo Co., Ltd.	1,900	20,352
Manufactures smokeless roasters
Total Metal Products (4.1%)		11,330,176

Other Products
Fuji Seal International, Inc.	9,100	316,132
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	24,600	410,660
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	164,200	2,657,965
Manufactures rubber automobile parts
Pigeon Corporation	8,600	327,253
Manufactures baby care products
The Pack Corporation	233,100	6,682,064
Manufactures paper and chemical products
Total Other Products (3.8%)		10,394,074

Precision Instruments
Nakanishi Inc.	88,700	1,642,336
Manufactures dental instruments
Total Precision Instruments (0.6%)		1,642,336

Real Estate
Daibiru Corporation	194,900	1,694,939
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	325,000	2,599,043
Designs and constructs housing
Starts Corporation Inc.	86,400	2,031,491
Construction, leasing and management of real estate
Total Real Estate (2.3%)		6,325,473

Retail Trade
ABC-Mart, Inc.	33,700	2,102,664
Retail sales of shoes
AIN Holdings Inc.	1,200	91,658
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	254,700	7,781,751
Operates barbecue restaurant chains
Cosmos Pharmaceutical Corporation	8,300	1,310,707
Operates drug store chains
Create SD Holdings Co., Ltd.	64,400	1,393,313
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	171,000	5,429,071
Operates supermarkets
Hiday Hidaka Corp.	216,226	4,019,477
Operates restaurant chains
Izumi Co., Ltd.	67,100	2,865,173
Operates shopping centers, real estate, and credit card services
Japan Meat Co., Ltd.	119,500	1,858,510
Supermarket business and operation of eating-out stores
JINS Inc.	14,400	856,062
Retail sales of eyewear and fashion accessories
Kusuri No Aoki Holdings Co., Ltd.	11,800	751,447
Operates drug stores
NAFCO Co., Ltd.	50,500	673,860
Operates a chain of home and furniture retail outlets
Pan Pacific International Holdings Corporation	55,600	3,438,384
Operates discount stores
Saizeriya Co., Ltd.	321,900	7,186,577
Operates restaurants
San-A Co., Ltd.	172,800	6,694,778
Retail sales of home goods
Seria Co., Ltd.	141,100	3,505,913
Discount retail sales
Sundrug Co., Ltd.	21,300	533,554
Operates pharmacies and drug store chains
Yossix Co., Ltd.	13,100	290,053
Operates restaurant chains
Total Retail Trade (18.5%)		50,782,952

Services
EPS Holdings, Inc.	98,600	1,614,222
Performs contract medical research services
H.I.S. Co., Ltd.	82,300	2,408,448
Travel business
Nihon M&A Center Inc.	33,900	843,249
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	408,900	2,513,645
Provides maintenance and management of building facilities
Step Co., Ltd.	161,100	2,097,791
Operates preparatory schools
Tear Corporation	66,800	391,585
Funeral business
Total Services (3.6%)		9,868,940

Textiles and Apparel
Seiren Co., Ltd.	329,400	4,171,117
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.5%)		4,171,117

Transportation and Warehousing
Alps Logistics Co., Ltd.	235,100	1,579,377
General logistics services
Japan Transcity Corporation	307,400	1,253,193
General logistics services
Meiko Trans Co., Ltd.	370,800	3,951,469
Marine logistics services
Trancom Co., Ltd.	37,400	2,257,802
General logistics services
Total Transportation and Warehousing (3.3%)		9,041,841

Transportation Equipment
Hi-Lex Corporation	170,700	2,931,268
Manufactures control cables
Morita Holdings Corporation	49,100	858,058
Operates five business transportation segments
Nippon Seiki Co., Ltd.	4,500	73,009
Manufactures transportation equipment parts
Nissin Kogyo Co., Ltd.	63,800	797,904
Manufactures automobile brake systems
Total Transportation Equipment (1.7%)		4,660,239

Utilities
Keiyo Gas Co., Ltd.	77,300	2,169,650
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	262,477	3,983,109
Produces thermal energy products
Total Utilities (2.3%)		6,152,759

Wholesale Trade
Ai Holdings Corporation	34,400	536,901
Information and security equipment
Elematec Corporation	17,000	152,533
Electric materials, components and mechanical parts
Kanaden Corporation	307,300	3,645,237
Factory automation business
Kohsoku Corporation	363,700	3,741,928
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	291,800	3,893,710
Precious metals, electronic materials, and food
Paltac Corporation	18,500	953,389
Cosmetics and daily necessities
Ryoden Corporation	802,500	11,321,332
Purchases electronic and electrical devices
SIIX Corporation	774,000	8,476,142
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	85,300	1,625,696
Machine tools and measuring instruments
Techno Associe Co., Ltd.	11,600	133,438
Screws and nonferrous metal products
Total Wholesale Trade (12.6%)		34,480,306

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES (98.6%)		$270,688,523

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$929,514
TOTAL FOREIGN CURRENCY (0.4%)		929,514

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES AND FOREIGN CURRENCY (99.0%)		$271,618,037

OTHER ASSETS LESS LIABILITIES, NET (1.0%)		2,792,813

NET ASSETS (100%)		$274,410,850

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2019.

Japanese Yen JPY ¥ 108.665 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of May 31, 2019, for federal income tax purposes, subject to change, the aggregate cost of securities was $300,694,604 and net unrealized depreciation was $30,006,081, comprised of gross unrealized appreciation of $5,529,588 and gross unrealized depreciation of $35,535,669. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.’s (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At May 31, 2019, all of the Fund’s investments were determined to be Level 1 securities.
During the quarter ended May 31, 2019, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yuichi Nomoto
        Yuichi Nomoto
        President, Principal Executive Officer

Date:  7/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yuichi Nomoto
        Yuichi Nomoto
        President, Principal Executive Officer

Date:  7/26/19

By:   /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  7/26/19